SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

18.     SUBSEQUENT EVENTS

The Company evaluated subsequent events through May 15, 2020, the date on which these consolidated financial statements were issued.

On January 30, 2020, the Company completed its IPO on the NASDAQ Global Market. The Company offered 1,333,360 ADSs representing 1,333,360 Class A ordinary shares at US$12.00 per ADS.

As a result of the pandemic of COVID-19 in China, the United States and the world, the Company’s operations have been, and may continue to be, adversely impacted by disruptions in business activities, commercial transactions and general uncertainties surrounding the duration of the outbreaks and the various governments’ business, travel and other restrictions. These adverse effects could include the Company’s ability to market and conduct its tests in China, commercialize its tests in the United States and carry out research studies and activities in China and the United States, temporary closures of its laboratory facilities and offices in China and the United States and its customers’ and suppliers’ facilities, the delay in construction of its new Philadelphia laboratory, delayed supply of products and services from its suppliers, and delayed or cancelled orders from its customers (such as due to temporary decreased demand for disease screening and detection or physical checkup services or generally due to reduced commercial activities). In addition, the Company’s business operations could be disrupted if any of its employees is suspected of contracting the coronavirus or any other epidemic disease, since its employees could be quarantined and/or its offices be shut down for disinfection.

In particular, the closing of blood sampling points countrywide in China since the Chinese New Year, as a measure by the Chinese government to contain the spread of COVID-19, has significantly reduced the number of samples that the Company could collect for its CDA tests. Despite partial recovery of the blood sampling points in April 2020, the number of blood samples that the Company can collect is still limited. There have also been delays of orders and cancellation of some orders for planned CDA tests and physical checkups from the Company’s customers. As a result, the Company expects that its revenues in the first half of 2020 will decrease significantly and its revenues for the year of 2020 will also decrease compared to the first half of 2019 and full year of 2019, respectively. While the Company strives to bring in new customers and launch new tests to mitigate the negative impact of COVID-19, it has no control over the development of the COVID-19 situations in China, the United States or around the world and therefore may not be able to achieve a revenue growth or maintain its historical revenue level in future periods. Moreover, the Company’s plan to commercialize its CDA test in the United States has been delayed (as indicated by the delay in construction of their new Philadelphia laboratory), and will likely continue to be adversely affected, by the COVID-19 outbreak in the United States.

The downturn brought by and the duration of the coronavirus pandemic is difficult to assess or predict and actual effects will depend on many factors beyond the Company’s control, including the increased world-wide spread of COVID-19 and the relevant governments’ actions to contain COVID-19 or treat its impact. The extent to which COVID-19 impacts the Company’s results remains uncertain. The business, results of operations, financial condition and prospects could be adversely affected directly, as well as to the extent that the coronavirus or any other epidemic harms the Chinese and the United States’ economies in general.

In February 2020, the Group has redeemed the CL with principal amount of US$1,750. In April 2020, the Group and Zhijun agreed to extend the principal amount of US$750 to May 31, 2020.

In March 2020, the Group has repaid the short-term borrowing with principal amount of RMB8,000.